Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606-1698

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

June 28, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FlexShares Trust

(File Nos. 811-22555; 333-173967)

Ladies and Gentlemen:

On behalf of FlexShares Trust (the “Trust”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A (the “ Current Amendment”). The Current Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act (i) to respond to comments from the staff on Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A (the “Prior Amendment”) and (ii) to make certain other changes to the disclosure contained in the prospectus and statement of additional information for the Trust’s FlexShares Ready Access Variable Income Fund (formerly, FlexShares Liquid Access Fund) (the “Fund”). It is proposed that the Current Amendment become effective 75 days after filing.

We are requesting selective review of the Current Amendment pursuant to Release No. 33-6510, on the basis that the staff has previously recently reviewed the Trust’s prospectus and statement of additional information for the Fund, which were included in Prior Amendment filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act filed with the Securities and Exchange Commission on October 18, 2011 (Accession No. 0001193125-11-273941).

The principal disclosure differences between the Prior Amendment and the Current Amendment are:

•

Modifications to the description of the Fund’s interpretation of its fundamental investment restriction regarding industry concentration contained under “Additional Investment Information – Investment Restrictions” in the Fund’s statement of additional information.

•	Additional descriptions of the types of securities the Fund may invest in.

•	Changes reflecting the Trust’s responses to comments received from Securities and Exchange Commission examiner Linda B. Stirling via teleconferences on November 30, 2011 and January 26, 2012.

As requested in the Staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Questions and comments may be directed to me at (312) 569-1167, or in my absence, Mark F. Costley at (202) 230-5108.

Very truly yours,

/s/ Veena K. Jain
Veena K. Jain

Enclosures

cc:	Craig R. Carberry, Esq.

Diana E. McCarthy, Esq.

Mark F. Costley, Esq.